UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s PGIM Jennison Focused Growth Fund, PGIM QMA Global Tactical Allocation Fund, PGIM QMA Large-Cap Value Fund and PGIM Unconstrained Bond Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Jennison Focused Growth Fund
Schedule of Investments (unaudited)
as of November 30, 2018
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks
Aerospace & Defense 3.8%
Boeing Co. (The)	60,683	$ 21,042,437
Automobiles 2.8%
Tesla, Inc.*(a)	44,542	15,611,080
Banks 2.9%
JPMorgan Chase & Co.	144,319	16,046,830
Entertainment 5.5%
Activision Blizzard, Inc.	146,841	7,324,429
Netflix, Inc.*	82,994	23,747,073
		31,071,502
Health Care Equipment & Supplies 6.9%
Edwards Lifesciences Corp.*	59,909	9,705,857
IDEXX Laboratories, Inc.*	66,414	13,532,517
Intuitive Surgical, Inc.*	28,524	15,142,536
		38,380,910
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc.	67,148	18,892,761
Interactive Media & Services 13.6%
Alphabet, Inc. (Class A Stock)*	15,966	17,716,672
Alphabet, Inc. (Class C Stock)*	16,111	17,632,362
Facebook, Inc. (Class A Stock)*	123,531	17,369,694
Tencent Holdings Ltd. (China)	585,817	23,472,278
		76,191,006
Internet & Direct Marketing Retail 15.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	168,370	27,083,998
Amazon.com, Inc.*	22,104	37,359,518
Booking Holdings, Inc.*	6,643	12,567,759
MercadoLibre, Inc. (Argentina)(a)	22,011	7,747,211
		84,758,486
IT Services 11.6%
Adyen NV (Netherlands), 144A*	16,787	8,745,448

PGIM Jennison Focused Growth Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	170,244	$ 34,230,961
Shopify, Inc. (Canada) (Class A Stock)*(a)	78,569	11,994,344
Square, Inc. (Class A Stock)*	140,598	9,819,364
		64,790,117
Life Sciences Tools & Services 3.0%
Illumina, Inc.*	49,962	16,862,175
Pharmaceuticals 7.0%
AstraZeneca PLC (United Kingdom), ADR	475,517	18,935,087
Merck & Co., Inc.	258,891	20,540,412
		39,475,499
Semiconductors & Semiconductor Equipment 1.5%
NVIDIA Corp.	52,398	8,563,405
Software 15.6%
Adobe, Inc.*	51,798	12,995,600
Microsoft Corp.	336,413	37,304,838
salesforce.com, Inc.*	166,528	23,773,537
Workday, Inc. (Class A Stock)*	81,913	13,433,732
		87,507,707
Textiles, Apparel & Luxury Goods 7.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	62,443	17,910,934
NIKE, Inc. (Class B Stock)	283,829	21,321,234
		39,232,168

Total Long-Term Investments (cost $403,159,576)		558,426,083

Short-Term Investments 9.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,520,389	1,520,389

Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $52,017,026; includes $51,902,700 of cash collateral for securities on loan)(b)(w)	52,018,078	$ 52,012,876

Total Short-Term Investments (cost $53,537,415)		53,533,265

TOTAL INVESTMENTS 109.3% (cost $456,696,991)		611,959,348
Liabilities in excess of other assets (9.3)%		(51,977,875)

Net Assets 100.0%		$ 559,981,473

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,961,214; cash collateral of $51,902,700 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 21,042,437	$ —	$—
Automobiles	15,611,080	—	—
Banks	16,046,830	—	—
Entertainment	31,071,502	—	—
Health Care Equipment & Supplies	38,380,910	—	—
Health Care Providers & Services	18,892,761	—	—
Interactive Media & Services	52,718,728	23,472,278	—
Internet & Direct Marketing Retail	84,758,486	—	—

PGIM Jennison Focused Growth Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
IT Services	$ 56,044,669	$ 8,745,448	$—
Life Sciences Tools & Services	16,862,175	—	—
Pharmaceuticals	39,475,499	—	—
Semiconductors & Semiconductor Equipment	8,563,405	—	—
Software	87,507,707	—	—
Textiles, Apparel & Luxury Goods	21,321,234	17,910,934	—

Affiliated Mutual Funds	53,533,265	—	—
Total	$561,830,688	$50,128,660	$—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments
 (unaudited)
as of November 30, 2018
Description	Shares	Value
Short-Term Investments 97.8%
Affiliated Mutual Fund 12.2%
PGIM Core Ultra Short Bond Fund (cost $4,409,006)(w)	4,409,006	$ 4,409,006
Unaffiliated Fund 4.0%
Dreyfus Treasury Securities Cash Management(bb) (cost $1,465,509)	1,465,509	1,465,509

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 81.6%
U.S. Treasury Bills(h)(k)	2.126%	12/20/18	8,060	8,051,812
U.S. Treasury Bills(bb)(k)	2.136	12/20/18	810	809,177
U.S. Treasury Bills(h)(k)	2.136	12/20/18	2,640	2,637,318
U.S. Treasury Bills	2.264	01/24/19	18,100	18,040,456

Total U.S. Treasury Obligations (cost $29,539,663)				29,538,763

TOTAL INVESTMENTS 97.8% (cost $35,414,178)				35,413,278
Other assets in excess of liabilities(z) 2.2%				779,786

Net Assets 100.0%				$ 36,193,064

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Financial Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
57	10 Year Austrialian Treasury Bonds	Dec. 2018	$41,517,477	$ 2,131

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments
 (unaudited) (continued)
as of November 30, 2018
Financial Futures contracts outstanding at November 30, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
22	10 Year Euro-Bund	Dec. 2018	$ 4,023,367	$ 29,989
6	10 Year U.K. Gilt	Mar. 2019	937,639	2,090
2	ASX SPI 200 Index	Dec. 2018	207,356	(17,688)
208	BIST National 30 Index	Dec. 2018	482,800	(2,825)
24	CAC40 10 Euro	Dec. 2018	1,355,809	(21,901)
46	Euro STOXX 50 Index	Dec. 2018	1,647,191	(96,365)
8	FTSE 100 Index	Dec. 2018	710,416	(51,552)
7	FTSE/MIB Index	Dec. 2018	759,745	3,211
13	IBEX 35 Index	Dec. 2018	1,330,583	(4,090)
31	Mexican Bolsa Index	Dec. 2018	636,746	(96,333)
2	MSCI Taiwan Stock Index	Dec. 2018	72,700	1,100
117	OMXS30 Index	Dec. 2018	1,943,220	1,206
1	S&P / TSX 60 Index	Dec. 2018	137,387	(5,571)
77	S&P 500 E-Mini Index	Dec. 2018	10,619,455	(540,658)
33	SGX Nifty 50 Index	Dec. 2018	720,060	18,893
1	TOPIX Index	Dec. 2018	146,941	(11,981)
				(790,344)
Short Positions:
63	10 Year Canadian Government Bonds	Mar. 2019	6,320,152	(43,623)
5	10 Year Mini Japanese Government Bonds	Dec. 2018	666,123	(4,669)
26	10 Year U.S. Treasury Notes	Mar. 2019	3,105,781	(11,984)
2	DAX Index	Dec. 2018	636,696	62,620
19	FTSE/ JSE Top 40 Index	Dec. 2018	615,458	71,594
12	Hang Seng China Enterprises Index	Dec. 2018	815,414	(12,500)
18	WIG20 Index	Dec. 2018	217,937	(5,873)
2	Yen Denominated Nikkei 225 Index	Dec. 2018	197,507	(1,101)
				54,464
				$(735,880)

Commodity Futures contracts outstanding at November 30, 2018(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
2	Copper	Mar. 2019	$139,375	$ (292)
6	Cotton No.2	Mar. 2019	236,730	(5,970)
1	E-Mini Crude Oil	Jan. 2019	25,465	(5,435)
1	Gasoline RBOB	Jan. 2019	58,880	(4,056)

Commodity Futures contracts outstanding at November 30, 2018(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
3	Gold 100 OZ	Feb. 2019	$367,800	$ (1,650)
9	LME Nickel	Dec. 2018	602,019	(29,862)
3	LME Zinc	Dec. 2018	194,625	6,844
3	Mini Gold	Feb. 2019	117,696	(445)
2	NY Harbor ULSD	Jan. 2019	153,670	(14,330)
4	Silver	Mar. 2019	284,340	(6,760)
21	Sugar #11 (World)	Mar. 2019	301,997	(30,985)
6	WTI Crude	Jan. 2019	305,580	(65,200)
				(158,141)
Short Positions:
7	Coffee ’C’	Mar. 2019	282,319	27,788
8	Corn	Mar. 2019	151,100	2,188
6	Lean Hogs	Dec. 2018	138,900	(4,300)
18	Live Cattle	Dec. 2018	841,860	1,879
15	LME PRI Aluminum	Dec. 2018	737,531	8,344
1	LME Zinc	Jan. 2019	64,125	(2,219)
3	Mini Silver	Mar. 2019	42,651	566
7	Natural Gas	Jan. 2019	322,840	(65,430)
32	No. 2 Soft Red Winter Wheat	Mar. 2019	825,200	(11,600)
9	Soybean	Jan. 2019	402,637	(6,575)
43	Soybean Oil	Jan. 2019	723,948	(13,626)
				(62,985)
				$(221,126)

(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at November 30, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/19/18	Morgan Stanley	AUD	1,050	$ 747,908	$ 767,704	$19,796	$ —
Expiring 12/19/18	Morgan Stanley	AUD	250	183,143	182,787	—	(356)
Expiring 12/19/18	Morgan Stanley	AUD	150	107,311	109,672	2,361	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments
 (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 12/19/18	Morgan Stanley	CAD	5,750	$ 4,408,634	$ 4,330,259	$ —	$ (78,375)
Expiring 12/19/18	Morgan Stanley	CAD	150	113,058	112,963	—	(95)
Expiring 12/19/18	Morgan Stanley	CAD	100	78,008	75,309	—	(2,699)
Japanese Yen,
Expiring 12/19/18	Morgan Stanley	JPY	325,000	2,939,441	2,869,081	—	(70,360)
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	350	240,148	240,664	516	—
Expiring 12/19/18	Morgan Stanley	NZD	200	131,159	137,523	6,364	—
Norwegian Krone,
Expiring 12/19/18	Morgan Stanley	NOK	17,750	2,144,147	2,067,263	—	(76,884)
Expiring 12/19/18	Morgan Stanley	NOK	500	58,551	58,233	—	(318)
Expiring 12/19/18	Morgan Stanley	NOK	250	30,603	29,116	—	(1,487)
				$11,182,111	$10,980,574	29,037	(230,574)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/19/18	Morgan Stanley	GBP	1,650	$ 2,154,134	$ 2,105,192	$ 48,942	$ —
Euro,
Expiring 12/19/18	Morgan Stanley	EUR	1,700	1,984,349	1,928,540	55,809	—
Expiring 12/19/18	Morgan Stanley	EUR	100	113,829	113,443	386	—
Expiring 12/19/18	Morgan Stanley	EUR	50	58,006	56,722	1,284	—
Japanese Yen,
Expiring 12/19/18	Morgan Stanley	JPY	5,000	44,148	44,140	8	—
Expiring 12/19/18	Morgan Stanley	JPY	5,000	44,158	44,139	19	—
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	900	586,692	618,851	—	(32,159)
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	31,500	3,510,193	3,467,726	42,467	—
Expiring 12/19/18	Morgan Stanley	SEK	1,750	193,121	192,651	470	—
Expiring 12/19/18	Morgan Stanley	SEK	1,000	111,768	110,086	1,682	—
Swiss Franc,
Expiring 12/19/18	Morgan Stanley	CHF	4,450	4,610,682	4,464,888	145,794	—

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 12/19/18	Morgan Stanley	CHF	250	$ 251,057	$ 250,836	$ 221	$ —
Expiring 12/19/18	Morgan Stanley	CHF	100	101,864	100,335	1,529	—
				$13,764,001	$13,497,549	$298,611	$ (32,159)
						$327,648	$(262,733)

Total return swap agreements outstanding at November 30, 2018:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Bovespa Index Futures(T)		Credit Suisse Securities (Europe) Limited	12/12/18	BRL 2,975	$ 43,915	$—	$ 43,915
KOSPI 200 Index Futures(T)		Credit Suisse Securities (Europe) Limited	12/13/18	KRW (1,523,300)	86,891	—	86,891
Swiss Market Index Futures(T)		Credit Suisse Securities (Europe) Limited	12/21/18	CHF (1,973)	(15,099)	—	(15,099)
					$115,707	$—	$115,707

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(2)	On a Long Total Return Swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$34,362	$3,446,495

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments
 (unaudited) (continued)
as of November 30, 2018
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3

Affiliated Mutual Fund	$4,409,006	$ —	$—
Unaffiliated Fund	1,465,509	—	—
U.S. Treasury Obligations	—	29,538,763	—
Other Financial Instruments*
Financial Futures Contracts	(735,880)	—	—
Commodity Futures Contracts	(221,126)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	64,915	—
OTC Total Return Swap Agreements	—	115,707	—
Total	$4,917,509	$29,719,385	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited)
as of November 30, 2018
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 99.3%
Airlines 2.5%
Copa Holdings SA (Panama) (Class A Stock)	4,500	$ 382,635
Delta Air Lines, Inc.	36,400	2,209,844
JetBlue Airways Corp.*	155,600	3,037,312
Southwest Airlines Co.	15,400	840,994
United Continental Holdings, Inc.*	21,600	2,088,720
		8,559,505
Auto Components 0.7%
Adient PLC	36,700	869,056
Goodyear Tire & Rubber Co. (The)	74,600	1,727,736
		2,596,792
Automobiles 2.3%
Ford Motor Co.	391,900	3,687,779
General Motors Co.	112,000	4,250,400
		7,938,179
Banks 15.9%
Associated Banc-Corp.	5,900	136,703
Bank of America Corp.	343,605	9,758,382
BankUnited, Inc.	19,200	663,168
BB&T Corp.	33,900	1,732,290
Citigroup, Inc.	107,593	6,970,950
Citizens Financial Group, Inc.	79,900	2,905,164
Fifth Third Bancorp	86,020	2,402,539
JPMorgan Chase & Co.	102,800	11,430,332
KeyCorp	67,200	1,232,448
PacWest Bancorp	15,700	631,768
PNC Financial Services Group, Inc. (The)	22,800	3,095,784
Regions Financial Corp.	168,100	2,765,245
SunTrust Banks, Inc.	51,100	3,203,459
U.S. Bancorp	2,600	141,596
Wells Fargo & Co.	147,499	8,006,246
		55,076,074
Beverages 0.9%
Molson Coors Brewing Co. (Class B Stock)	47,300	3,110,921

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.1%
Johnson Controls International PLC	77,700	$ 2,702,406
Owens Corning	21,700	1,131,655
		3,834,061
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	66,100	3,391,591
Goldman Sachs Group, Inc. (The)	21,800	4,157,042
Morgan Stanley	93,460	4,148,690
State Street Corp.	29,600	2,161,392
		13,858,715
Chemicals 2.0%
DowDuPont, Inc.	90,700	5,246,995
LyondellBasell Industries NV (Class A Stock)	2,300	214,613
Mosaic Co. (The)	21,000	756,000
Olin Corp.	34,500	742,785
		6,960,393
Commercial Services & Supplies 0.0%
ADT, Inc.	22,200	173,382
Communications Equipment 0.9%
Cisco Systems, Inc.	62,700	3,001,449
Construction & Engineering 1.2%
AECOM*	48,800	1,569,408
Arcosa, Inc.*	7,800	213,252
Quanta Services, Inc.*	68,600	2,407,860
		4,190,520
Consumer Finance 2.3%
Ally Financial, Inc.	5,200	138,736
Capital One Financial Corp.	41,800	3,748,624
Navient Corp.	44,200	508,300
OneMain Holdings, Inc.*	31,100	910,297
Santander Consumer USA Holdings, Inc.	68,200	1,326,490
Synchrony Financial	53,400	1,387,332
		8,019,779

Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.0%
International Paper Co.	15,000	$ 692,850
Westrock Co.	60,700	2,859,577
		3,552,427
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	34,800	7,594,752
Jefferies Financial Group, Inc.	9,400	205,390
Voya Financial, Inc.	16,100	723,695
		8,523,837
Diversified Telecommunication Services 4.7%
AT&T, Inc.	279,239	8,723,426
CenturyLink, Inc.(a)	153,900	2,893,320
Verizon Communications, Inc.	79,400	4,787,820
		16,404,566
Electric Utilities 3.6%
Avangrid, Inc.	35,900	1,808,642
Duke Energy Corp.	42,700	3,781,939
Edison International	12,800	708,096
Entergy Corp.	3,600	313,416
Evergy, Inc.	2,400	142,488
Exelon Corp.	70,900	3,289,051
PPL Corp.	39,400	1,205,246
Southern Co. (The)	28,900	1,367,837
		12,616,715
Electrical Equipment 0.6%
Regal Beloit Corp.	25,100	1,962,318
Electronic Equipment, Instruments & Components 0.0%
Avnet, Inc.	4,200	184,044
Energy Equipment & Services 0.2%
Patterson-UTI Energy, Inc.	10,000	138,800
Schlumberger Ltd.	8,100	365,310
Transocean Ltd.*(a)	4,900	45,472
		549,582

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
Entertainment 0.3%
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	36,000	$ 1,073,520
Equity Real Estate Investment Trusts (REITs) 3.1%
Apple Hospitality REIT, Inc.	75,800	1,202,946
Brixmor Property Group, Inc.	32,900	542,850
Colony Capital, Inc.	90,900	559,944
Hospitality Properties Trust	31,600	848,144
Kimco Realty Corp.	75,300	1,231,155
Medical Properties Trust, Inc.	33,000	569,910
Park Hotels & Resorts, Inc.	34,700	1,069,454
Senior Housing Properties Trust	23,300	320,608
SITE Centers Corp.	132,750	1,651,410
Spirit Realty Capital, Inc.	281,000	2,085,020
VEREIT, Inc.	64,400	492,660
		10,574,101
Food & Staples Retailing 1.2%
Kroger Co. (The)	21,500	637,690
Walgreens Boots Alliance, Inc.	30,100	2,548,567
Walmart, Inc.	10,600	1,035,090
		4,221,347
Food Products 1.9%
J.M. Smucker Co. (The)	12,400	1,295,924
Kraft Heinz Co. (The)	48,400	2,474,208
TreeHouse Foods, Inc.*	18,400	967,840
Tyson Foods, Inc. (Class A Stock)	30,900	1,821,555
		6,559,527
Health Care Equipment & Supplies 0.4%
Abbott Laboratories	5,500	407,275
Medtronic PLC	9,000	877,770
		1,285,045
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	7,300	400,259
CVS Health Corp.	42,600	3,416,520
Express Scripts Holding Co.*	23,100	2,343,957

Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	13,200	$ 1,643,400
MEDNAX, Inc.*	26,500	1,065,300
		8,869,436
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	24,600	1,483,134
McDonald’s Corp.	1,500	282,765
Royal Caribbean Cruises Ltd.	15,300	1,729,971
		3,495,870
Household Durables 2.4%
Lennar Corp. (Class A Stock)	45,600	1,948,488
Lennar Corp. (Class B Stock)	4,000	138,240
Newell Brands, Inc.	78,500	1,836,900
PulteGroup, Inc.	53,000	1,405,560
Toll Brothers, Inc.	86,700	2,858,499
		8,187,687
Household Products 1.0%
Procter & Gamble Co. (The)	36,000	3,402,360
Industrial Conglomerates 0.4%
General Electric Co.	178,500	1,338,750
Insurance 5.4%
Aflac, Inc.	48,000	2,195,520
Allstate Corp. (The)	31,000	2,764,890
Chubb Ltd.	18,700	2,500,938
CNA Financial Corp.	29,000	1,360,680
Hartford Financial Services Group, Inc. (The)	1,700	75,123
Lincoln National Corp.	23,600	1,486,092
Loews Corp.	45,200	2,172,312
MetLife, Inc.	41,300	1,843,219
Principal Financial Group, Inc.	34,200	1,686,744
Reinsurance Group of America, Inc.	8,800	1,314,544
Travelers Cos., Inc. (The)	11,000	1,434,070
		18,834,132
IT Services 0.4%
DXC Technology Co.	23,700	1,494,048

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
Machinery 1.0%
AGCO Corp.	3,100	$ 185,008
Cummins, Inc.	7,800	1,178,268
PACCAR, Inc.	23,700	1,474,614
Trinity Industries, Inc.	30,900	736,347
		3,574,237
Media 3.5%
Comcast Corp. (Class A Stock)	159,300	6,214,293
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	34,200	1,360,818
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	36,500	1,464,380
Tribune Media Co. (Class A Stock)	73,200	2,947,032
		11,986,523
Metals & Mining 2.4%
Alcoa Corp.*	27,500	874,775
Freeport-McMoRan, Inc.	147,400	1,759,956
Nucor Corp.	7,500	453,075
Reliance Steel & Aluminum Co.	35,000	2,815,750
United States Steel Corp.	99,900	2,303,694
		8,207,250
Mortgage Real Estate Investment Trusts (REITs) 2.2%
AGNC Investment Corp.	88,300	1,562,910
Annaly Capital Management, Inc.	175,400	1,761,016
Chimera Investment Corp.	73,900	1,418,141
MFA Financial, Inc.	103,700	751,825
New Residential Investment Corp.	48,000	825,600
Two Harbors Investment Corp.	91,700	1,318,646
		7,638,138
Multiline Retail 0.2%
Macy’s, Inc.	11,100	379,842
Target Corp.	5,300	376,088
		755,930
Multi-Utilities 0.5%
Consolidated Edison, Inc.	23,200	1,864,120

Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 8.6%
Antero Resources Corp.*(a)	84,800	$ 1,113,424
Chevron Corp.	64,900	7,719,206
CNX Resources Corp.*	31,700	438,728
ConocoPhillips	8,000	529,440
EQT Corp.	44,500	832,595
Exxon Mobil Corp.	94,600	7,520,700
Kinder Morgan, Inc.	150,200	2,563,914
Marathon Oil Corp.	89,100	1,487,079
Marathon Petroleum Corp.	35,200	2,293,632
Murphy Oil Corp.	16,800	535,920
Noble Energy, Inc.	33,200	788,168
Phillips 66	6,100	570,472
Range Resources Corp.	106,400	1,548,120
SM Energy Co.	6,600	134,640
Valero Energy Corp.	13,900	1,110,610
Whiting Petroleum Corp.*	13,500	408,645
		29,595,293
Paper & Forest Products 0.7%
Domtar Corp.	54,400	2,370,752
Pharmaceuticals 5.1%
Allergan PLC	19,600	3,069,360
Johnson & Johnson	39,600	5,817,240
Merck & Co., Inc.	28,200	2,237,388
Mylan NV*	66,800	2,261,848
Pfizer, Inc.	91,556	4,232,634
		17,618,470
Real Estate Management & Development 0.5%
Realogy Holdings Corp.(a)	83,300	1,604,358
Road & Rail 0.9%
Knight-Swift Transportation Holdings, Inc.	22,500	779,850
Ryder System, Inc.	39,500	2,234,515
		3,014,365

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	157,300	$ 7,756,463
Micron Technology, Inc.*	66,700	2,571,952
		10,328,415
Software 0.2%
Oracle Corp.	12,300	599,748
Specialty Retail 0.8%
AutoNation, Inc.*(a)	35,600	1,321,828
Penske Automotive Group, Inc.	32,200	1,403,920
		2,725,748
Technology Hardware, Storage & Peripherals 1.6%
Hewlett Packard Enterprise Co.	192,600	2,889,000
Western Digital Corp.(a)	57,200	2,596,308
Xerox Corp.	6,400	172,288
		5,657,596
Tobacco 0.2%
Philip Morris International, Inc.	9,600	830,688
Trading Companies & Distributors 0.9%
Air Lease Corp.	59,700	2,319,942
WESCO International, Inc.*	14,400	769,104
		3,089,046
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	38,400	1,601,280
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	1,900	67,887
Total Common Stocks (cost $302,818,398)		343,578,926

Description	Shares	Value
Exchange Traded Fund 0.2%
iShares Russell 1000 Value ETF (cost $564,565)	4,600	$ 568,008

Total Long-Term Investments (cost $303,382,963)		344,146,934

Short-Term Investments 2.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	498,245	498,245
PGIM Institutional Money Market Fund (cost $7,175,207; includes $7,144,505 of cash collateral for securities on loan)(b)(w)	7,175,213	7,174,495

Total Short-Term Investments (cost $7,673,452)		7,672,740

TOTAL INVESTMENTS 101.7% (cost $311,056,415)		351,819,674
Liabilities in excess of other assets (1.7)%		(5,862,578)

Net Assets 100.0%		$ 345,957,096

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,988,381; cash collateral of $7,144,505 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM QMA Large-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$ 8,559,505	$—	$—
Auto Components	2,596,792	—	—
Automobiles	7,938,179	—	—
Banks	55,076,074	—	—
Beverages	3,110,921	—	—
Building Products	3,834,061	—	—
Capital Markets	13,858,715	—	—
Chemicals	6,960,393	—	—
Commercial Services & Supplies	173,382	—	—
Communications Equipment	3,001,449	—	—
Construction & Engineering	4,190,520	—	—
Consumer Finance	8,019,779	—	—
Containers & Packaging	3,552,427	—	—
Diversified Financial Services	8,523,837	—	—
Diversified Telecommunication Services	16,404,566	—	—
Electric Utilities	12,616,715	—	—
Electrical Equipment	1,962,318	—	—
Electronic Equipment, Instruments & Components	184,044	—	—
Energy Equipment & Services	549,582	—	—
Entertainment	1,073,520	—	—
Equity Real Estate Investment Trusts (REITs)	10,574,101	—	—
Food & Staples Retailing	4,221,347	—	—
Food Products	6,559,527	—	—
Health Care Equipment & Supplies	1,285,045	—	—
Health Care Providers & Services	8,869,436	—	—
Hotels, Restaurants & Leisure	3,495,870	—	—
Household Durables	8,187,687	—	—
Household Products	3,402,360	—	—
Industrial Conglomerates	1,338,750	—	—
Insurance	18,834,132	—	—
IT Services	1,494,048	—	—
Machinery	3,574,237	—	—
Media	11,986,523	—	—
Metals & Mining	8,207,250	—	—
Mortgage Real Estate Investment Trusts (REITs)	7,638,138	—	—
Multiline Retail	755,930	—	—
Multi-Utilities	1,864,120	—	—
Oil, Gas & Consumable Fuels	29,595,293	—	—
Paper & Forest Products	2,370,752	—	—
Pharmaceuticals	17,618,470	—	—
Real Estate Management & Development	1,604,358	—	—
Road & Rail	3,014,365	—	—
Semiconductors & Semiconductor Equipment	10,328,415	—	—
Software	599,748	—	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Specialty Retail	$ 2,725,748	$—	$—
Technology Hardware, Storage & Peripherals	5,657,596	—	—
Tobacco	830,688	—	—
Trading Companies & Distributors	3,089,046	—	—
Transportation Infrastructure	1,601,280	—	—
Wireless Telecommunication Services	67,887	—	—

Exchange Traded Fund	568,008	—	—
Affiliated Mutual Funds	7,672,740	—	—
Total	$351,819,674	$—	$—

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 84.1%
Asset-Backed Securities 22.3%
Automobiles 0.6%
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class E, 144A	4.740%	11/14/25		800	$ 792,998
Collateralized Loan Obligations 14.6%
Armada Euro CLO (Ireland), Series 02A, Class DN, 144A	1.500	11/15/31	EUR	250	282,844
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.736(c)	01/16/30		250	249,998
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.810%	4.259(c)	07/17/28		500	500,255
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.037(c)	01/24/29		250	250,201

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.799(c)	01/17/28		500	496,396
CVC Cordatus Loan Fund (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	569,108
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090(c)	09/06/31	EUR	250	281,145
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	4.094(c)	10/20/29		750	743,168
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 3 Month LIBOR + 1.950%	4.393(c)	10/20/31		500	499,752
Jubilee CLO Ltd. (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800(c)	07/15/30	EUR	250	280,932
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-02A, Class A2R, 144A, 3 Month LIBOR + 1.800%	4.452(c)	10/15/28		2,000	2,000,000
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.600(c)	04/25/31		750	746,194

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	3.972%(c)	02/20/31		250	$ 249,116
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.216(c)	07/15/31		500	499,410
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280%	3.788(c)	10/13/31		1,250	1,251,298
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.696(c)	07/15/30		250	249,644
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.719(c)	10/22/30		500	499,766
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900%	4.369(c)	10/20/31		250	249,879
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.119(c)	04/20/31		250	245,827
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%	3.772(c)	10/20/31		2,000	2,000,872
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.900%	4.392(c)	10/20/31		2,000	1,998,432
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.289(c)	05/07/31		500	500,106
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.509(c)	07/15/31		250	249,649
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.349(c)	07/20/27		250	249,286
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.689(c)	10/20/30		250	249,436

St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	569,715
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.836(c)	07/15/27		250	247,243

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180%	3.625%(c)	10/18/31	500	$ 497,860
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.395(c)	10/18/31	650	649,776
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.316(c)	07/15/27	250	249,338
Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.889(c)	10/20/28	750	750,135

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.646(c)	10/15/30	250	249,402
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A	—(p)	01/20/32	250	250,000
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.626(c)	07/15/31	500	500,203
				19,356,386
Consumer Loans 1.7%
Lendmark Funding Trust,
Series 2017-01A, Class C, 144A	5.410	12/22/25	100	101,162
Series 2017-02A, Class C, 144A	4.330	05/20/26	100	99,249
OneMain Financial Issuance Trust,
Series 2015-02A, Class C, 144A	4.320	07/18/25	500	500,483
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	97,280

Oportun Funding VII LLC, Series 2017-B, Class B, 144A	4.260	10/10/23	250	249,393
Oportun Funding X LLC, Series 2018-C, Class C, 144A	5.520	10/08/24	500	501,235
PNMAC GMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.665(c)	04/25/23	380	381,185
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.165(c)	02/25/23	100	100,220
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.965(c)	08/25/25	200	200,551
				2,230,758

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loan 0.1%
New Century Home Equity Loan Trust, Series 2003-06, Class M1, 1 Month LIBOR + 1.080%	3.395%(c)	01/25/34		117	$ 116,834
Other 0.2%
Oportun Funding IX LLC, Series 2018-B, Class B, 144A	4.500	07/08/24		250	249,982
Residential Mortgage-Backed Securities 4.3%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.449(c)	12/26/46		304	307,726
Series 2018-03R, 144A, 1 Month LIBOR + 1.200%	3.507(c)	12/25/46		339	332,608
Series 2018-11R, 1 Month LIBOR + 1.400%	3.774(c)	08/25/37		600	600,000
Series 2018-RPL08, Class A1, 144A	4.063	07/25/58		731	729,557

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A	—(p)	01/15/31		1,750	1,750,000
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	833	943,287
Towd Point Mortgage Trust, Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		930	927,162
VOLT LX LLC, Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		81	79,974
					5,670,314
Student Loans 0.8%
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.233(c)	07/25/39	EUR	810	880,325
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.660(c)	07/25/25		200	180,302
					1,060,627
Total Asset-Backed Securities (cost $29,578,102)					29,477,899

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 1.9%
Entertainment 0.2%
Aristocrat Leisure, Ltd. (Australia), Term Loan	— %(p)	10/19/24	325	$ 319,414
Foods 0.2%
JBS USA Lux SA, Term Loan	—(p)	10/31/22	250	247,187
Lodging 0.2%
Hilton Worldwide Finance LLC, Term Loan	—(p)	10/25/23	250	247,395
Machinery-Construction & Mining 0.2%
Generac Power Systems, Inc., Term Loan	—(p)	05/31/23	275	272,594
Machinery-Diversified 0.2%
Rexnord LLC, Term Loan	—(p)	08/21/24	300	297,750
Packaging & Containers 0.3%
CROWN Americas LLC, Term Loan	—(p)	04/03/25	325	324,420
Real Estate 0.2%
DTZ U.S. Borrower LLC, Term Loan	—(p)	08/21/25	300	296,250
Technology 0.4%
CDW LLC, Term Loan	—(p)	08/17/23	225	221,976
Go Daddy Operating Co. LLC, Term Loan	—(p)	02/15/24	250	247,095
				469,071
Total Bank Loans (cost $2,478,812)				2,474,081
Commercial Mortgage-Backed Securities 6.4%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	100	90,875

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
20 Times Square Trust, (cont’d.)
Series 2018-20TS, Class H, 144A	3.203%(cc)	05/15/35	100	$ 88,702
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	218,808
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	250	240,733
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.755(c)	03/15/37	375	373,941

BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.357(c)	11/15/35	1,300	1,295,927
Commercial Mortgage Trust, Series 2012-CR04, Class A2	1.801	10/15/45	528	503,748
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.442(cc)	04/05/33	250	242,097
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	500	506,507
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	4.007(c)	05/15/35	94	94,263
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.307(c)	05/15/35	331	331,120
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	235,008
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	225,156
Fannie Mae-Aces,
Series 2016-M06, Class AB1	1.946	05/25/26	1	709
Series 2016-M07, Class AB1	1.860	09/25/26	155	145,903
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.500(cc)	03/25/26	1,149	94,192
Series K066, Class X1, IO	0.891(cc)	06/25/27	7,489	399,724
Series KC02, Class X1, IO	0.505(cc)	03/25/24	88,180	1,647,972

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	172,422
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49	500	484,928
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	375	375,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559	08/15/49	500	461,326

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%	07/15/50		214	$ 210,614
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, 144A, IO	—(p)	06/15/33		184,540	1,753
Total Commercial Mortgage-Backed Securities (cost $8,588,148)					8,441,704
Convertible Bond 0.2%
Investment Companies
Aabar Investments PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $229,334)	0.500	03/27/20	EUR	200	210,920
Corporate Bonds 31.6%
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		425	404,281
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		200	190,000
					594,281
Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	100	108,072
Auto Manufacturers 0.2%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21		80	78,921
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		45	36,152
Sr. Unsec’d. Notes	6.625	10/01/28		70	70,519

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		100	91,571
					277,163

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/26		250	$ 226,875
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	100	116,041
					342,916
Banks 2.2%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		550	526,350
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21		300	291,753
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100	12/29/49		110	111,724
Sr. Unsec’d. Notes	3.419	12/20/28		85	78,298
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28		70	65,929

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19		200	201,188
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24		200	201,330
CIT Group, Inc., Sub. Notes	6.125	03/09/28		150	153,750
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	12/29/49		235	236,175
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	12/29/49		130	129,986
Sr. Unsec’d. Notes	3.850	01/26/27		150	141,375
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.990(c)	04/29/49		90	90,337
Jr. Sub. Notes, Series R	6.000	12/29/49		120	120,600
Sr. Unsec’d. Notes	3.509	01/23/29		95	88,803
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	07/29/49		250	250,125
Sr. Unsec’d. Notes, GMTN(a)	3.772	01/24/29		180	169,846

Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	6.800	11/22/25		100	99,145
					2,956,714

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	34	$ 33,405
Biotechnology 0.0%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47	45	37,596
Building Materials 0.9%
Griffon Corp., Gtd. Notes	5.250	03/01/22	575	536,906
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	350	332,500
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	400	379,000
				1,248,406
Chemicals 2.1%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	325	315,250
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26	100	98,027
Chemours Co. (The), Gtd. Notes	6.625	05/15/23	150	152,250
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	4.125	03/14/21	850	845,146
EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes	3.800	04/12/20	200	195,906
Hexion, Inc., Sec’d. Notes, 144A	13.750	02/01/22	100	48,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	400	366,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	100	92,500
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	200	193,500
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	200	199,750

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	10	$ 9,434
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	335	283,912
				2,800,175
Commercial Services 1.0%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46	100	86,441
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	350	373,625
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	500	476,250
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	425	383,297
Gtd. Notes	5.500	05/15/27	25	23,594
Gtd. Notes	5.875	09/15/26	25	24,281
				1,367,488
Computers 0.8%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	550	517,688
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	350	341,250
HT Global IT Solutions Holdings Ltd. (India), Sr. Sec’d. Notes	7.000	07/14/21	200	202,200
				1,061,138
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	100	98,500
Diversified Financial Services 0.4%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30	350	303,374

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125%	07/15/23	100	$ 101,000
Gtd. Notes, 144A	9.125	07/15/26	170	172,019
				576,393
Electric 2.5%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	200	202,250
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	155	142,987
Sr. Unsec’d. Notes(a)	5.750	01/15/25	1,700	1,564,000
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	189,300
Sr. Unsec’d. Notes	5.750	01/26/21	400	376,832

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	80	77,569
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	85	81,343
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20	250	157,500
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	100	101,867
Gtd. Notes	7.250	05/15/26	75	79,313

Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000	03/01/27	145	129,727
Vistra Energy Corp., Gtd. Notes	7.625	11/01/24	147	156,187
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	100	98,375
				3,357,250
Energy-Alternate Sources 0.3%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	400	373,613
Entertainment 1.5%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25	200	181,000

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
AMC Entertainment Holdings, Inc., (cont’d.)
Gtd. Notes	5.875%	11/15/26		25	$22,250

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		550	504,625
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	124,764
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	209,940
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	115,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		200	184,000
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		225	219,375
Gtd. Notes	6.625	05/15/21		175	168,875
Gtd. Notes	10.000	12/01/22		200	207,230
					1,937,059
Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		100	97,750
Foods 0.7%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes	5.750	06/15/25		280	270,900
Gtd. Notes, 144A	5.750	06/15/25		125	120,937

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		150	130,875
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	110,138
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	72,938
Gtd. Notes, 144A	5.875	09/30/27		50	47,375

Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28		170	157,675
					910,838

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25		200	$ 184,750
China Oil & Gas Group Ltd. (China), Gtd. Notes	5.000	05/07/20		200	199,000
					383,750
Healthcare-Services 1.3%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	73,750
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22		305	151,036
Sec’d. Notes, 144A(a)	8.125	06/30/24		33	25,410

Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		115	113,198
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		400	402,500
Gtd. Notes	5.375	09/01/26		200	198,000

IMS Health, Inc., 144A	3.500	10/15/24	EUR	200	229,821
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	145,062
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20		100	102,250
Sr. Unsec’d. Notes	7.000	08/01/25		100	97,500
Sr. Unsec’d. Notes	8.125	04/01/22		150	156,000
					1,694,527
Home Builders 2.4%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		175	143,500
Gtd. Notes	8.750	03/15/22		475	482,505

KB Home, Gtd. Notes	7.500	09/15/22		100	104,000
Lennar Corp., Gtd. Notes	4.750	05/30/25		150	142,313
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		350	322,000
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25		175	164,281

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	12/15/23		200	$192,000

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	242,000
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		200	194,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		150	147,982
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22		225	226,406
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21		100	99,530
Gtd. Notes, 144A	5.875	04/15/23		150	146,813
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		300	255,750
Gtd. Notes	6.000	09/01/23		125	114,688
Gtd. Notes	7.000	08/15/22		200	200,560
					3,178,328
Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26		575	541,938
Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	107,536
Insurance 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44		75	71,505
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	76,435
					147,940
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	100	109,811

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.3%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850%	01/31/20	200	$ 199,408
Evraz Group SA (Russia), Sr. Unsec’d. Notes	6.500	04/22/20	210	212,854
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	3	3,202
				415,464
Leisure Time 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	75	80,438
Lodging 0.9%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	125	135,000
Sr. Sec’d. Notes, 144A	6.750	11/15/21	75	76,875

MGM Resorts International, Gtd. Notes	6.000	03/15/23	400	406,500
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.125	08/08/25	200	195,566
Studio City Co., Ltd. (Hong Kong),
Sr. Sec’d. Notes	5.875	11/30/19	200	199,500
Sr. Sec’d. Notes	7.250	11/30/21	200	203,700
				1,217,141
Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	90	89,437
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	50	50,438
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	175	171,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	15	15,314
Sr. Sec’d. Notes	6.484	10/23/45	15	14,992
Sr. Sec’d. Notes	6.834	10/23/55	30	30,395
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	450	454,221
Gtd. Notes, Series B	7.625	03/15/20	375	374,531

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes	4.150%	10/15/28	90	$ 89,196
Gtd. Notes	4.250	10/15/30	30	29,609

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500	04/01/28	575	592,940
Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	25	23,094
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	150	149,625
Gtd. Notes(a)	7.750	07/01/26	350	309,750

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	50	47,563
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	64	64,640
Warner Media LLC, Gtd. Notes	3.800	02/15/27	25	23,330
				2,530,575
Mining 0.3%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	5.375	04/15/20	200	201,812
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22	200	198,220
				400,032
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22	200	196,500
Oil & Gas 3.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	400	285,000
Antero Resources Corp., Gtd. Notes	5.375	11/01/21	300	298,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	66	69,795

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20		100	$ 103,250
CNX Resources Corp., Gtd. Notes	5.875	04/15/22		525	513,844
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		75	77,062
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	9.250	04/23/19		200	203,695
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	103,750

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23		200	202,879
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25		50	51,205
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25		150	138,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22		400	389,990
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		200	186,500
Gtd. Notes, 144A	7.000	03/31/24		75	70,219
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.299	01/27/25		25	23,585
Gtd. Notes	5.750	02/01/29		25	22,888
Gtd. Notes	6.125	01/17/22		402	412,339
Gtd. Notes	7.375	01/17/27		10	10,341
Gtd. Notes	8.375	05/23/21		219	238,162
Gtd. Notes	8.750	05/23/26		100	112,300

Petroleos Mexicanos (Mexico), Gtd. Notes	5.375	03/13/22		10	9,780
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	405,821
					3,930,030
Packaging & Containers 0.3%
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	137,607

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750%	10/15/20		170	$ 169,382
Sr. Sec’d. Notes, 144A	5.125	07/15/23		150	146,438
					453,427
Pharmaceuticals 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	9,540
Sr. Unsec’d. Notes	5.050	03/25/48		25	24,266

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	157,688
Express Scripts Holding Co., Gtd. Notes	3.400	03/01/27		40	36,791
Mylan, Inc., Gtd. Notes, 144A	5.200	04/15/48		45	38,151
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	101,427
					367,863
Pipelines 0.4%
Energy Transfer Operating LP, Gtd. Notes	5.300	04/15/47		5	4,344
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	22,349
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	239,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		200	196,500
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45		76	67,178
					529,996
Real Estate 0.5%
Franshion Development Ltd. (China), Gtd. Notes	6.750	04/15/21		400	417,122

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	225	$ 203,062
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	100	93,500
				713,684
Real Estate Investment Trusts (REITs) 0.2%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23	175	177,350
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	75	69,144
				246,494
Retail 1.3%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	150	135,000
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	350	343,875
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24	200	206,000
L Brands, Inc.,
Gtd. Notes	5.250	02/01/28	175	154,383
Gtd. Notes	5.625	10/15/23	200	201,750

Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	325	279,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	350	336,000
				1,656,508
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	50	44,990
Software 0.8%
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	300	310,500

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		725	$ 721,375
Microsoft Corp., Sr. Unsec’d. Notes	3.750	02/12/45		25	23,232
					1,055,107
Telecommunications 1.9%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series S	6.450	06/15/21		150	153,375
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		250	231,575
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22		220	211,200
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		200	193,250
Gtd. Notes	8.750	03/15/32		475	515,969

Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		200	206,750
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21		450	436,050
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	100	100,757
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	175	176,326
Sr. Sec’d. Notes, 144A	5.000	01/20/26		300	248,175
					2,473,427
Transportation 0.5%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	97,000
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24		650	627,250
					724,250

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500%	01/15/23	150	$ 150,375
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	75	75,460
				225,835
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24	200	190,002
Total Corporate Bonds (cost $42,843,810)				41,794,350
Residential Mortgage-Backed Securities 2.2%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.915(c)	04/25/28	167	167,000
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.165(c)	10/25/27	310	309,489
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.299(c)	12/25/57	149	149,443
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.299(c)	01/25/57	90	91,533

Eagle RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.980(c)	11/25/28	150	150,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.615(c)	10/25/27	500	549,235
Home Re Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	3.915(c)	10/25/28	180	180,229
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.031(c)	04/25/46	168	168,834
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.345(c)	05/01/22	37	36,773

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
LSTAR Securities Investment Ltd., (cont’d.)
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.095%(c)	09/01/22		45	$ 44,787
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	3.995(c)	11/01/22		48	47,742
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%	3.895(c)	12/01/22		36	35,663

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.845(c)	04/01/23		455	454,969
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750%	3.031(c)	01/25/48		471	469,569
Total Residential Mortgage-Backed Securities (cost $2,784,493)					2,855,266
Sovereign Bonds 10.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	155	132,895
Sr. Unsec’d. Notes	6.875	04/22/21		450	424,575
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	38	38,618
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	2,742

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	5.500	03/31/20		330	330,198
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, 144A	5.333	02/15/28		400	388,000
Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		170	167,023
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		500	516,875
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		150	146,813

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500	03/24/20		400	413,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	290	298,152
Sr. Unsec’d. Notes, 144A, MTN	6.125	01/31/22		215	210,700

El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375	12/01/19		800	802,400

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		240	$ 220,560
Hellenic Republic Government Bond (Greece),
Bonds	0.000(p)	10/15/42	EUR	30,000	102,025
Bonds	3.000(cc)	02/24/27	EUR	25	26,865
Bonds	3.000(cc)	02/24/28	EUR	220	232,457
Bonds	3.000(cc)	02/24/33	EUR	170	166,373
Bonds	3.000(cc)	02/24/36	EUR	125	117,986
Bonds	3.000(cc)	02/24/39	EUR	60	55,222
Bonds	3.000(cc)	02/24/40	EUR	80	73,386
Bonds	3.500	01/30/23	EUR	75	85,799
Bonds	4.000	01/30/37	EUR	500	492,466
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	439,184

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	135,156
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	1.750	04/24/25	EUR	510	554,402
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		200	192,476
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	100	108,327
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		200	187,660
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		200	196,794
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A	6.750	01/28/21		205	207,852
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		200	192,588

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	194,344
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,115	2,189,659
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	405	539,626
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes	10.875	01/26/21		200	198,702
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	146,250

Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, 144A	6.000	09/30/20		410	412,181

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%	09/27/23		810	$ 871,191
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	196,500
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	104,154
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	6.250	10/04/20		415	398,400
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	388,800

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		220	214,768
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		100	92,558
Sr. Unsec’d. Notes	7.750	09/01/26		100	86,006
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		425	411,128
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		100	92,558
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		100	90,975

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		15	13,710
Total Sovereign Bonds (cost $14,712,776)					14,301,079
U.S. Treasury Obligations 8.5%
U.S. Treasury Bonds	2.500	02/15/45		20	17,140
U.S. Treasury Bonds	2.750	08/15/47		150	134,268
U.S. Treasury Bonds(k)	2.875	11/15/46		365	335,757
U.S. Treasury Bonds	3.000	05/15/47		20	18,839
U.S. Treasury Bonds	3.000	08/15/48		880	827,716
U.S. Treasury Bonds	3.125	05/15/48		315	303,643
U.S. Treasury Bonds	3.625	08/15/43		275	289,727
U.S. Treasury Inflation Indexed Bonds	0.625	04/15/23		845	842,538
U.S. Treasury Notes	1.750	05/15/23		340	324,195
U.S. Treasury Notes	1.875	04/30/22		615	595,661
U.S. Treasury Notes	2.125	05/15/25		1,415	1,348,672
U.S. Treasury Notes	2.250	11/15/27		1,500	1,411,699
U.S. Treasury Notes(k)	2.500	05/15/24		1,250	1,225,586
U.S. Treasury Notes(k)	2.750	07/31/23		800	796,375

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.000%	10/31/25	900	$ 904,394
U.S. Treasury Notes	3.125	11/15/28	1,850	1,867,633
Total U.S. Treasury Obligations (cost $11,243,579)				11,243,843

	Shares
Common Stocks 0.2%
Independent Power & Renewable Electricity Producers 0.2%
Vistra Energy Corp.*	10,516	246,918
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)*	2,232	21,799
Total Common Stocks (cost $262,108)		268,717

Total Long-Term Investments (cost $112,721,162)		111,067,859

Short-Term Investments 18.2%
Affiliated Mutual Funds 18.2%
PGIM Core Ultra Short Bond Fund(w)	20,935,700	20,935,701
PGIM Institutional Money Market Fund (cost $3,047,766; includes $3,043,778 of cash collateral for securities on loan)(b)(w)	3,047,769	3,047,769
Total Affiliated Mutual Funds (cost $23,983,466)		23,983,470
Options Purchased*~ 0.0%
(cost $10,075)		20,095

Total Short-Term Investments (cost $23,993,541)		24,003,565
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $136,714,703)		135,071,424

Description	Shares	Value
Options Written*~ (0.0)%
(premiums received $56,881)		$ (32,192)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.3% (cost $136,657,822)		135,039,232
Liabilities in excess of other assets(z) (2.3)%		(3,028,126)

Net Assets 100.0%		$132,011,106

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $48,992 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,970,695; cash collateral of $3,043,778 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of November 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		800	$ 1,835
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		1,200	2,898
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		149	840
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		145	818
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		362	1,996
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		719	4,412

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		720	$ 4,593
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		145	1,045
Total OTC Traded (cost $6,352)									$18,437

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	550	$ 182
CDX.NA.HY.31.V1, 12/20/23	Call	Deutsche Bank AG	03/20/19	$107.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	1,250	414
CDX.NA.HY.31.V1, 12/20/23	Call	Bank of America, N.A.	03/20/19	$106.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	830	1,062
Total OTC Swaptions (cost $3,723)								$ 1,658
Total Options Purchased (cost $10,075)								$20,095
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—	210	$(157)
(premiums received $1,113)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V1, 12/20/23	Put	Citibank, N.A.	01/16/19	$ 94.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	835	$ (301)
CDX.NA.HY.31.V1, 12/20/23	Put	BNP Paribas	01/16/19	$ 97.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	500	(442)
CDX.NA.HY.31.V1, 12/20/23	Put	BNP Paribas	01/16/19	$101.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	500	(1,305)
CDX.NA.HY.31.V1, 12/20/23	Put	Deutsche Bank AG	01/16/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)	210	(230)

Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V1, 12/20/23	Put	Citibank, N.A.	01/16/19	$ 93.50	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		28,535	$ (8,719)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	02/20/19	$102.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		140	(1,082)
CDX.NA.HY.31.V1, 12/20/23	Put	Goldman Sachs International	03/20/19	$ 99.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		350	(1,969)
CDX.NA.HY.31.V1, 12/20/23	Put	Barclays Bank PLC	03/20/19	$100.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		350	(2,418)
CDX.NA.HY.31.V1, 12/20/23	Put	Deutsche Bank AG	03/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		1,250	(5,773)
CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	03/20/19	$ 98.00	5.00%(Q)	CDX.NA.HY. 31.V1(Q)		550	(2,540)
iTraxx.XO.30.V1, 12/20/23	Put	Citibank, N.A.	03/20/19	4.00%	5.00%(Q)	iTraxx.XO. 30.V1(Q)	EUR	500	(7,256)
Total OTC Swaptions (premiums received $55,768)									$(32,035)
Total Options Written (premiums received $56,881)									$(32,192)

Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	90 Day Euro Dollar	Dec. 2020	$ 1,940,000	$ (1,350)
82	5 Year U.S. Treasury Notes	Mar. 2019	9,262,797	16,217
219	10 Year U.S. Treasury Notes	Mar. 2019	26,160,235	70,664
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	1,828,875	1,211
				86,742
Short Positions:
8	90 Day Euro Dollar	Dec. 2021	1,940,500	(150)
17	2 Year U.S. Treasury Notes	Mar. 2019	3,586,734	(2,422)
8	5 Year Euro-Bobl	Mar. 2019	1,197,496	(362)
9	20 Year U.S. Treasury Bonds	Mar. 2019	1,259,156	(5,453)
9	Euro Schatz. DUA Index	Dec. 2018	1,141,213	(408)
				(8,795)
				$77,947

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/18/19	BNP Paribas	AUD	174	$ 124,000	$ 127,256	$ 3,256	$ —
Expiring 01/18/19	Citibank, N.A.	AUD	266	193,000	194,346	1,346	—
Expiring 01/18/19	Citibank, N.A.	AUD	189	135,000	138,286	3,286	—
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	AUD	292	212,000	213,747	1,747	—
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	AUD	163	118,000	119,347	1,347	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	AUD	354	253,000	259,210	6,210	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	AUD	239	170,000	174,778	4,778	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	AUD	237	173,000	173,161	161	—
Brazilian Real,
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	BRL	726	195,000	187,750	—	(7,250)
Expiring 12/04/18	Morgan Stanley & Co. International PLC	BRL	896	230,374	231,637	1,263	—
Expiring 12/04/18	Morgan Stanley & Co. International PLC	BRL	515	126,751	133,063	6,312	—
Expiring 12/14/18	Citibank, N.A.	BRL	486	116,000	125,613	9,613	—
British Pound,
Expiring 01/25/19	Bank of America, N.A.	GBP	119	153,000	152,030	—	(970)
Expiring 01/25/19	BNP Paribas	GBP	132	170,000	168,913	—	(1,087)
Expiring 01/25/19	BNP Paribas	GBP	98	128,000	125,153	—	(2,847)
Expiring 01/25/19	Goldman Sachs International	GBP	164	209,000	209,093	93	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	GBP	151	196,000	193,136	—	(2,864)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	GBP	107	140,000	136,254	—	(3,746)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	GBP	283	369,000	362,401	—	(6,599)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	GBP	228	292,000	291,690	—	(310)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	GBP	113	145,000	144,426	—	(574)
Expiring 01/25/19	UBS AG	GBP	210	274,000	268,854	—	(5,146)
Canadian Dollar,
Expiring 01/18/19	BNP Paribas	CAD	431	326,000	324,850	—	(1,150)

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/18/19	BNP Paribas	CAD	173	$ 130,000	$ 130,055	$ 55	$ —
Expiring 01/18/19	Citibank, N.A.	CAD	1,048	805,893	790,019	—	(15,874)
Expiring 01/18/19	Citibank, N.A.	CAD	215	164,000	161,815	—	(2,185)
Expiring 01/18/19	Citibank, N.A.	CAD	141	107,000	106,505	—	(495)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	281	215,000	211,807	—	(3,193)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	226	173,000	170,372	—	(2,628)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	153	117,000	115,604	—	(1,396)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	148	113,000	111,405	—	(1,595)
Chilean Peso,
Expiring 12/19/18	Citibank, N.A.	CLP	111,247	166,000	165,651	—	(349)
Expiring 12/19/18	Citibank, N.A.	CLP	105,663	156,000	157,336	1,336	—
Expiring 12/19/18	Morgan Stanley & Co. International PLC	CLP	152,077	218,000	226,448	8,448	—
Expiring 12/19/18	Morgan Stanley & Co. International PLC	CLP	125,071	187,766	186,235	—	(1,531)
Chinese Renminbi,
Expiring 01/28/19	Citibank, N.A.	CNH	1,319	190,000	189,304	—	(696)
Expiring 01/28/19	Goldman Sachs International	CNH	1,229	177,000	176,450	—	(550)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	4,579	659,000	657,358	—	(1,642)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	2,289	329,000	328,568	—	(432)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	1,914	277,000	274,819	—	(2,181)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	1,795	259,001	257,674	—	(1,327)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	1,495	215,000	214,595	—	(405)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	1,484	214,000	213,017	—	(983)
Colombian Peso,
Expiring 12/14/18	Citibank, N.A.	COP	436,496	139,757	134,854	—	(4,903)
Expiring 12/14/18	Citibank, N.A.	COP	397,530	126,000	122,816	—	(3,184)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 01/25/19	Goldman Sachs International	CZK	5,502	$ 242,000	$ 240,861	$ —	$ (1,139)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CZK	7,701	345,000	337,124	—	(7,876)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CZK	3,751	165,000	164,210	—	(790)
Expiring 01/25/19	UBS AG	CZK	9,993	438,000	437,454	—	(546)
Euro,
Expiring 01/25/19	BNP Paribas	EUR	178	205,000	203,184	—	(1,816)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	EUR	210	241,000	238,956	—	(2,044)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	EUR	112	129,000	127,613	—	(1,387)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	EUR	378	429,000	430,776	1,776	—
Expiring 01/25/19	Morgan Stanley & Co. International PLC	EUR	315	361,000	358,487	—	(2,513)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	EUR	107	123,000	122,104	—	(896)
Expiring 01/25/19	UBS AG	EUR	308	356,000	350,703	—	(5,297)
Hungarian Forint,
Expiring 01/25/19	Citibank, N.A.	HUF	35,517	125,000	124,867	—	(133)
Expiring 01/25/19	Goldman Sachs International	HUF	60,078	211,000	211,212	212	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	HUF	40,723	145,000	143,169	—	(1,831)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	HUF	34,789	125,000	122,308	—	(2,692)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	HUF	35,596	127,000	125,142	—	(1,858)
Indian Rupee,
Expiring 01/11/19	Citibank, N.A.	INR	41,257	581,000	589,105	8,105	—
Expiring 01/11/19	Citibank, N.A.	INR	33,427	447,000	477,295	30,295	—
Expiring 01/11/19	Citibank, N.A.	INR	13,990	200,000	199,758	—	(242)
Expiring 01/11/19	Goldman Sachs International	INR	13,968	186,467	199,451	12,984	—
Expiring 01/11/19	Goldman Sachs International	INR	13,354	179,255	190,674	11,419	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	51,990	697,941	742,354	44,413	—

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	41,905	$ 557,059	$ 598,353	$ 41,294	$ —
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	15,999	226,000	228,441	2,441	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	8,015	107,000	114,452	7,452	—
Indonesian Rupiah,
Expiring 12/19/18	Barclays Bank PLC	IDR	7,614,301	499,452	530,906	31,454	—
Expiring 12/19/18	Barclays Bank PLC	IDR	5,377,658	355,290	374,957	19,667	—
Expiring 12/19/18	Barclays Bank PLC	IDR	3,155,242	216,000	219,999	3,999	—
Expiring 12/19/18	Barclays Bank PLC	IDR	2,987,790	195,000	208,323	13,323	—
Expiring 12/19/18	Barclays Bank PLC	IDR	2,067,133	135,000	144,131	9,131	—
Expiring 12/19/18	Citibank, N.A.	IDR	4,677,822	306,000	326,161	20,161	—
Expiring 12/19/18	Citibank, N.A.	IDR	1,805,518	118,001	125,890	7,889	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	4,430,490	291,784	308,915	17,131	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	4,247,195	290,000	296,135	6,135	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	3,285,438	219,000	229,077	10,077	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,583,582	173,000	180,140	7,140	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,317,320	157,000	161,575	4,575	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	1,011,878	66,331	70,553	4,222	—
Israeli Shekel,
Expiring 01/28/19	Goldman Sachs International	ILS	869	234,000	234,761	761	—
Japanese Yen,
Expiring 01/25/19	BNP Paribas	JPY	34,947	313,000	309,545	—	(3,455)
Expiring 01/25/19	Goldman Sachs International	JPY	53,375	477,000	472,769	—	(4,231)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	JPY	13,254	118,000	117,400	—	(600)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	JPY	12,535	112,000	111,028	—	(972)
Expiring 01/25/19	UBS AG	JPY	12,472	111,697	110,468	—	(1,229)
Mexican Peso,
Expiring 12/19/18	Citibank, N.A.	MXN	2,237	111,000	109,572	—	(1,428)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 01/11/19	Citibank, N.A.	TWD	7,309	$ 238,000	$ 238,202	$ 202	$ —
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	8,385	273,000	273,277	277	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	6,401	207,000	208,620	1,620	—
Expiring 01/11/19	Morgan Stanley & Co. International PLC	TWD	9,983	323,000	325,348	2,348	—
New Zealand Dollar,
Expiring 01/18/19	Bank of America, N.A.	NZD	444	288,883	305,197	16,314	—
Expiring 01/18/19	Citibank, N.A.	NZD	289	191,000	199,067	8,067	—
Expiring 01/18/19	Citibank, N.A.	NZD	202	138,000	139,020	1,020	—
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	NZD	162	110,000	111,394	1,394	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	NZD	441	290,000	303,630	13,630	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	NZD	205	141,000	141,345	345	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	NZD	189	125,000	130,306	5,306	—
Norwegian Krone,
Expiring 01/25/19	Citibank, N.A.	NOK	1,405	166,000	163,910	—	(2,090)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	NOK	3,945	480,392	460,230	—	(20,162)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	NOK	1,246	150,000	145,360	—	(4,640)
Peruvian Nuevo Sol,
Expiring 12/19/18	Barclays Bank PLC	PEN	880	260,000	259,968	—	(32)
Expiring 12/19/18	Barclays Bank PLC	PEN	694	208,000	205,208	—	(2,792)
Expiring 12/19/18	BNP Paribas	PEN	1,929	583,229	570,143	—	(13,086)
Expiring 12/19/18	BNP Paribas	PEN	619	185,000	183,091	—	(1,909)
Expiring 12/19/18	Citibank, N.A.	PEN	1,106	332,293	326,998	—	(5,295)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	701	210,000	207,181	—	(2,819)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	566	170,605	167,362	—	(3,243)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	564	170,222	166,740	—	(3,482)
Philippine Peso,
Expiring 12/14/18	Barclays Bank PLC	PHP	12,271	225,000	233,891	8,891	—

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/14/18	Barclays Bank PLC	PHP	11,797	$ 222,000	$ 224,849	$ 2,849	$ —
Expiring 12/14/18	Barclays Bank PLC	PHP	11,327	208,000	215,883	7,883	—
Expiring 12/14/18	Barclays Bank PLC	PHP	8,844	162,000	168,556	6,556	—
Expiring 12/14/18	Barclays Bank PLC	PHP	8,754	160,000	166,847	6,847	—
Expiring 12/14/18	Citibank, N.A.	PHP	10,205	187,000	194,497	7,497	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	24,948	462,000	475,502	13,502	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	13,961	263,000	266,097	3,097	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	13,415	247,000	255,680	8,680	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	12,930	245,000	246,440	1,440	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	11,375	214,000	216,803	2,803	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	9,803	186,000	186,845	845	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	8,440	154,000	160,866	6,866	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	PHP	17,267	317,000	329,104	12,104	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	PHP	14,198	259,000	270,617	11,617	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	PHP	12,329	227,000	234,984	7,984	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	PHP	9,379	173,000	178,752	5,752	—
Expiring 12/14/18	UBS AG	PHP	16,870	309,000	321,535	12,535	—
Polish Zloty,
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	692	184,000	182,854	—	(1,146)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	583	156,000	153,989	—	(2,011)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	562	149,000	148,414	—	(586)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	456	121,000	120,357	—	(643)
Russian Ruble,
Expiring 12/19/18	Barclays Bank PLC	RUB	14,502	216,000	215,887	—	(113)
Expiring 12/19/18	Barclays Bank PLC	RUB	12,626	189,000	187,961	—	(1,039)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/19/18	Barclays Bank PLC	RUB	9,193	$ 138,000	$ 136,849	$ —	$ (1,151)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	15,461	234,000	230,161	—	(3,839)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	10,875	166,000	161,889	—	(4,111)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	8,714	132,000	129,715	—	(2,285)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	6,754	102,000	100,537	—	(1,463)
Singapore Dollar,
Expiring 02/08/19	Goldman Sachs International	SGD	188	137,000	136,914	—	(86)
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	281	205,000	205,081	81	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	SGD	278	202,000	202,718	718	—
Expiring 02/08/19	UBS AG	SGD	239	174,000	174,853	853	—
South African Rand,
Expiring 12/07/18	Citibank, N.A.	ZAR	2,078	146,000	149,809	3,809	—
Expiring 12/07/18	JPMorgan Chase Bank, N.A.	ZAR	1,865	128,000	134,435	6,435	—
Expiring 12/07/18	JPMorgan Chase Bank, N.A.	ZAR	1,783	128,000	128,541	541	—
Expiring 12/07/18	UBS AG	ZAR	3,245	226,000	233,965	7,965	—
Expiring 12/07/18	UBS AG	ZAR	2,099	147,000	151,308	4,308	—
Expiring 12/07/18	UBS AG	ZAR	1,998	136,000	144,038	8,038	—
South Korean Won,
Expiring 01/16/19	Barclays Bank PLC	KRW	274,474	241,612	245,318	3,706	—
Expiring 01/16/19	Citibank, N.A.	KRW	187,370	168,000	167,467	—	(533)
Expiring 01/16/19	Citibank, N.A.	KRW	186,957	166,000	167,098	1,098	—
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	148,971	133,000	133,146	146	—
Swedish Krona,
Expiring 01/25/19	Citibank, N.A.	SEK	3,651	404,000	403,326	—	(674)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	SEK	2,554	283,000	282,172	—	(828)
Swiss Franc,
Expiring 01/25/19	Bank of America, N.A.	CHF	152	153,000	152,949	—	(51)

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CHF	382	$ 387,000	$ 384,324	$ —	$ (2,676)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CHF	317	321,000	319,100	—	(1,900)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	CHF	387	389,000	389,306	306	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	45,822	1,394,974	1,397,299	2,325	—
Expiring 02/08/19	Citibank, N.A.	THB	13,541	412,000	412,913	913	—
Expiring 02/08/19	Citibank, N.A.	THB	6,523	198,000	198,925	925	—
Expiring 02/08/19	JPMorgan Chase Bank, N.A.	THB	7,941	241,508	242,146	638	—
Turkish Lira,
Expiring 12/07/18	Barclays Bank PLC	TRY	1,298	223,000	247,878	24,878	—
Expiring 12/07/18	Barclays Bank PLC	TRY	1,120	194,000	213,908	19,908	—
Expiring 12/07/18	Barclays Bank PLC	TRY	843	132,000	160,975	28,975	—
Expiring 12/07/18	Morgan Stanley & Co. International PLC	TRY	1,152	181,000	219,993	38,993	—
Expiring 12/07/18	Morgan Stanley & Co. International PLC	TRY	931	152,000	177,801	25,801	—
Expiring 12/07/18	Morgan Stanley & Co. International PLC	TRY	795	121,000	151,768	30,768	—
				$39,805,537	$40,355,491	755,706	(205,752)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/18/19	Bank of America, N.A.	AUD	425	$ 308,000	$ 311,193	$ —	$ (3,193)
Expiring 01/18/19	BNP Paribas	AUD	377	272,000	275,849	—	(3,849)
Expiring 01/18/19	Citibank, N.A.	AUD	224	162,000	163,814	—	(1,814)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	AUD	200	141,000	145,999	—	(4,999)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	AUD	154	112,000	112,749	—	(749)
Expiring 01/18/19	Morgan Stanley & Co. International PLC	AUD	486	346,705	355,727	—	(9,022)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/18/19	Morgan Stanley & Co. International PLC	AUD	182	$ 129,000	$ 133,206	$ —	$ (4,206)
Brazilian Real,
Expiring 12/04/18	Barclays Bank PLC	BRL	497	132,000	128,560	3,440	—
Expiring 12/04/18	Citibank, N.A.	BRL	771	202,000	199,415	2,585	—
Expiring 12/04/18	Citibank, N.A.	BRL	411	109,000	106,242	2,758	—
Expiring 12/04/18	JPMorgan Chase Bank, N.A.	BRL	457	124,000	118,232	5,768	—
Expiring 02/04/19	Morgan Stanley & Co. International PLC	BRL	896	229,377	230,763	—	(1,386)
British Pound,
Expiring 01/25/19	Goldman Sachs International	GBP	1,059	1,375,142	1,353,224	21,918	—
Expiring 01/25/19	Goldman Sachs International	GBP	277	357,000	353,652	3,348	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	GBP	104	134,000	133,136	864	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	GBP	99	129,000	126,506	2,494	—
Canadian Dollar,
Expiring 01/18/19	Bank of America, N.A.	CAD	492	372,000	370,642	1,358	—
Expiring 01/18/19	BNP Paribas	CAD	419	321,000	316,136	4,864	—
Expiring 01/18/19	BNP Paribas	CAD	184	142,000	138,885	3,115	—
Expiring 01/18/19	Goldman Sachs International	CAD	328	249,000	246,824	2,176	—
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	381	288,000	286,835	1,165	—
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	CAD	214	163,000	160,933	2,067	—
Expiring 01/18/19	Morgan Stanley & Co. International PLC	CAD	134	103,000	101,110	1,890	—
Chilean Peso,
Expiring 12/19/18	Barclays Bank PLC	CLP	119,320	175,000	177,672	—	(2,672)
Expiring 12/19/18	BNP Paribas	CLP	548,253	814,859	816,368	—	(1,509)
Expiring 12/19/18	Citibank, N.A.	CLP	126,445	188,000	188,281	—	(281)
Expiring 12/19/18	Citibank, N.A.	CLP	90,671	134,000	135,012	—	(1,012)
Expiring 12/19/18	Morgan Stanley & Co. International PLC	CLP	107,790	161,000	160,502	498	—

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	3,626	$ 520,000	$ 520,631	$ —	$ (631)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	1,797	258,000	257,979	21	—
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	CNH	984	141,000	141,247	—	(247)
Expiring 01/28/19	Morgan Stanley & Co. International PLC	CNH	18,067	2,590,342	2,593,920	—	(3,578)
Colombian Peso,
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	COP	469,217	156,000	144,963	11,037	—
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	COP	467,285	151,000	144,366	6,634	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	COP	407,700	135,000	125,958	9,042	—
Expiring 12/14/18	Morgan Stanley & Co. International PLC	COP	396,572	129,000	122,520	6,480	—
Expiring 02/20/19	Morgan Stanley & Co. International PLC	COP	416,128	128,000	128,198	—	(198)
Czech Koruna,
Expiring 01/25/19	Citibank, N.A.	CZK	20,564	913,976	900,221	13,755	—
Expiring 01/25/19	UBS AG	CZK	20,564	920,192	900,220	19,972	—
Expiring 01/25/19	UBS AG	CZK	6,663	294,000	291,694	2,306	—
Euro,
Expiring 12/19/18	Citibank, N.A.	EUR	7,519	8,600,830	8,529,968	70,862	—
Expiring 01/25/19	BNP Paribas	EUR	329	374,000	374,824	—	(824)
Expiring 01/25/19	BNP Paribas	EUR	118	135,000	133,853	1,147	—
Expiring 01/25/19	Citibank, N.A.	EUR	800	919,394	910,648	8,746	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	EUR	338	391,192	384,618	6,574	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	EUR	145	166,000	164,974	1,026	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	EUR	101	117,000	115,155	1,845	—
Expiring 01/25/19	Morgan Stanley & Co. International PLC	EUR	95	108,000	107,661	339	—
Expiring 01/25/19	Morgan Stanley & Co. International PLC	EUR	64	73,509	72,852	657	—
Hungarian Forint,
Expiring 01/25/19	Citibank, N.A.	HUF	124,191	445,348	436,612	8,736	—

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 01/25/19	Citibank, N.A.	HUF	91,297	$ 328,894	$ 320,967	$ 7,927	$ —
Expiring 01/25/19	Citibank, N.A.	HUF	61,169	219,070	215,048	4,022	—
Expiring 01/25/19	Goldman Sachs International	HUF	51,304	181,000	180,366	634	—
Expiring 01/25/19	UBS AG	HUF	32,082	114,000	112,790	1,210	—
Indian Rupee,
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	23,727	325,000	338,790	—	(13,790)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	18,178	245,000	259,562	—	(14,562)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	15,467	207,000	220,849	—	(13,849)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	13,370	182,000	190,910	—	(8,910)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	13,265	181,000	189,416	—	(8,416)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	11,219	154,000	160,193	—	(6,193)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	10,879	147,000	155,338	—	(8,338)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	10,447	141,000	149,167	—	(8,167)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	INR	10,305	142,000	147,143	—	(5,143)
Expiring 01/11/19	Morgan Stanley & Co. International PLC	INR	9,921	134,000	141,660	—	(7,660)
Indonesian Rupiah,
Expiring 12/19/18	Barclays Bank PLC	IDR	5,233,156	341,000	364,881	—	(23,881)
Expiring 12/19/18	Barclays Bank PLC	IDR	4,048,006	268,000	282,247	—	(14,247)
Expiring 12/19/18	Barclays Bank PLC	IDR	3,990,933	263,000	278,267	—	(15,267)
Expiring 12/19/18	Barclays Bank PLC	IDR	3,565,716	231,000	248,619	—	(17,619)
Expiring 12/19/18	Barclays Bank PLC	IDR	2,809,288	183,000	195,877	—	(12,877)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	7,344,470	478,000	512,092	—	(34,092)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	4,694,252	310,000	327,306	—	(17,306)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	4,500,932	298,000	313,827	—	(15,827)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	4,192,164	276,000	292,298	—	(16,298)

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	3,976,944	$ 264,000	$ 277,292	$ —	$ (13,292)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	3,283,906	213,000	228,970	—	(15,970)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,993,358	199,000	208,712	—	(9,712)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,693,600	185,000	187,811	—	(2,811)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,545,632	168,529	177,494	—	(8,965)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	2,303,448	152,093	160,608	—	(8,515)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	IDR	1,795,653	116,907	125,202	—	(8,295)
Israeli Shekel,
Expiring 01/28/19	Citibank, N.A.	ILS	2,705	738,702	730,965	7,737	—
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	ILS	787	216,000	212,670	3,330	—
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	ILS	768	207,000	207,401	—	(401)
Expiring 01/28/19	JPMorgan Chase Bank, N.A.	ILS	429	116,000	115,822	178	—
Expiring 01/28/19	UBS AG	ILS	779	211,000	210,396	604	—
Japanese Yen,
Expiring 01/25/19	Citibank, N.A.	JPY	21,017	186,000	186,155	—	(155)
Expiring 01/25/19	Citibank, N.A.	JPY	15,191	135,000	134,556	444	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	JPY	19,556	173,000	173,214	—	(214)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	JPY	17,743	157,000	157,161	—	(161)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	JPY	16,942	150,000	150,067	—	(67)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	JPY	20,891	186,000	185,042	958	—
Expiring 01/25/19	Morgan Stanley & Co. International PLC	JPY	18,828	166,000	166,769	—	(769)
Expiring 01/25/19	UBS AG	JPY	35,275	315,000	312,451	2,549	—
Mexican Peso,
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	MXN	2,486	130,000	121,787	8,213	—

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/19/18	UBS AG	MXN	5,573	$ 294,212	$ 273,006	$ 21,206	$ —
New Taiwanese Dollar,
Expiring 01/11/19	Citibank, N.A.	TWD	12,914	423,682	420,867	2,815	—
Expiring 01/11/19	Citibank, N.A.	TWD	10,260	335,000	334,368	632	—
Expiring 01/11/19	Citibank, N.A.	TWD	7,546	245,000	245,927	—	(927)
Expiring 01/11/19	Citibank, N.A.	TWD	4,765	156,000	155,284	716	—
Expiring 01/11/19	Citibank, N.A.	TWD	3,216	106,000	104,812	1,188	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	10,463	342,000	341,009	991	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	7,340	239,000	239,203	—	(203)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	6,971	228,000	227,191	809	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	5,496	180,000	179,103	897	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	4,928	160,000	160,595	—	(595)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	3,988	130,000	129,983	17	—
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	3,931	128,000	128,109	—	(109)
Expiring 01/11/19	JPMorgan Chase Bank, N.A.	TWD	3,846	125,000	125,330	—	(330)
New Zealand Dollar,
Expiring 01/18/19	BNP Paribas	NZD	296	200,000	203,568	—	(3,568)
Expiring 01/18/19	Citibank, N.A.	NZD	242	164,000	166,201	—	(2,201)
Expiring 01/18/19	Citibank, N.A.	NZD	189	123,000	129,766	—	(6,766)
Expiring 01/18/19	Goldman Sachs International	NZD	221	150,000	151,933	—	(1,933)
Expiring 01/18/19	JPMorgan Chase Bank, N.A.	NZD	215	141,000	148,241	—	(7,241)
Expiring 01/18/19	Morgan Stanley & Co. International PLC	NZD	355	244,000	244,220	—	(220)
Expiring 01/18/19	UBS AG	NZD	174	118,000	119,587	—	(1,587)
Norwegian Krone,
Expiring 01/25/19	Bank of America, N.A.	NOK	2,362	284,000	275,579	8,421	—
Expiring 01/25/19	Citibank, N.A.	NOK	1,905	222,000	222,284	—	(284)

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 12/19/18	Bank of America, N.A.	PEN	1,020	$ 302,000	$ 301,365	$ 635	$ —
Expiring 12/19/18	Citibank, N.A.	PEN	1,112	329,000	328,784	216	—
Expiring 12/19/18	Citibank, N.A.	PEN	943	279,000	278,825	175	—
Expiring 12/19/18	Citibank, N.A.	PEN	638	189,000	188,446	554	—
Expiring 12/19/18	Citibank, N.A.	PEN	598	177,000	176,643	357	—
Expiring 12/19/18	Citibank, N.A.	PEN	524	155,000	154,912	88	—
Expiring 12/19/18	Citibank, N.A.	PEN	379	112,000	111,894	106	—
Expiring 12/19/18	Citibank, N.A.	PEN	369	109,000	109,180	—	(180)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	1,105	326,000	326,502	—	(502)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	921	272,000	272,167	—	(167)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	907	268,000	268,118	—	(118)
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	509	153,000	150,483	2,517	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	PEN	472	140,000	139,437	563	—
Expiring 12/19/18	Morgan Stanley & Co. International PLC	PEN	312	94,000	92,169	1,831	—
Philippine Peso,
Expiring 12/14/18	Barclays Bank PLC	PHP	14,580	269,000	277,887	—	(8,887)
Expiring 12/14/18	Barclays Bank PLC	PHP	9,186	172,000	175,076	—	(3,076)
Expiring 12/14/18	Barclays Bank PLC	PHP	8,401	156,000	160,128	—	(4,128)
Expiring 12/14/18	Citibank, N.A.	PHP	15,544	295,000	296,256	—	(1,256)
Expiring 12/14/18	Citibank, N.A.	PHP	9,709	178,000	185,051	—	(7,051)
Expiring 12/14/18	Citibank, N.A.	PHP	6,822	126,000	130,019	—	(4,019)
Expiring 12/14/18	Goldman Sachs International	PHP	4,113	75,311	78,402	—	(3,091)
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	30,706	568,000	585,245	—	(17,245)
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	18,661	355,000	355,672	—	(672)
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	14,903	283,000	284,043	—	(1,043)
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	9,780	182,000	186,400	—	(4,400)
Expiring 12/14/18	JPMorgan Chase Bank, N.A.	PHP	8,862	162,000	168,905	—	(6,905)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	4,516	$ 1,207,933	$ 1,192,932	$ 15,001	$ —
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	807	214,000	213,155	845	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	PLN	467	123,000	123,435	—	(435)
Russian Ruble,
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	8,392	125,000	124,925	75	—
Expiring 12/19/18	JPMorgan Chase Bank, N.A.	RUB	1,619	24,099	24,099	—	—
Singapore Dollar,
Expiring 02/08/19	Barclays Bank PLC	SGD	526	383,184	384,237	—	(1,053)
South African Rand,
Expiring 12/07/18	Barclays Bank PLC	ZAR	2,133	139,490	153,785	—	(14,295)
Expiring 12/07/18	Barclays Bank PLC	ZAR	2,133	139,490	153,785	—	(14,295)
Expiring 12/07/18	JPMorgan Chase Bank, N.A.	ZAR	2,756	177,000	198,691	—	(21,691)
South Korean Won,
Expiring 01/16/19	Goldman Sachs International	KRW	225,820	200,000	201,832	—	(1,832)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	361,606	321,000	323,195	—	(2,195)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	258,865	230,000	231,367	—	(1,367)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	216,619	190,000	193,609	—	(3,609)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	154,002	136,000	137,643	—	(1,643)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	129,893	116,000	116,095	—	(95)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	129,658	114,000	115,885	—	(1,885)
Expiring 01/16/19	JPMorgan Chase Bank, N.A.	KRW	124,498	111,000	111,273	—	(273)
Expiring 01/16/19	Morgan Stanley & Co. International PLC	KRW	248,412	219,000	222,024	—	(3,024)
Expiring 01/16/19	Morgan Stanley & Co. International PLC	KRW	123,925	109,000	110,761	—	(1,761)

Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 01/25/19	Barclays Bank PLC	SEK	5,532	$ 619,749	$ 611,083	$ 8,666	$ —
Expiring 01/25/19	Citibank, N.A.	SEK	1,052	116,000	116,152	—	(152)
Expiring 01/25/19	Goldman Sachs International	SEK	1,386	153,000	153,119	—	(119)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	SEK	1,195	132,000	131,995	5	—
Swiss Franc,
Expiring 01/25/19	BNP Paribas	CHF	1,211	1,225,126	1,219,614	5,512	—
Expiring 01/25/19	BNP Paribas	CHF	168	169,000	168,826	174	—
Expiring 01/25/19	Citibank, N.A.	CHF	378	378,000	380,281	—	(2,281)
Expiring 01/25/19	Goldman Sachs International	CHF	1,211	1,226,606	1,219,613	6,993	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CHF	283	286,000	284,811	1,189	—
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CHF	139	140,000	140,388	—	(388)
Expiring 01/25/19	JPMorgan Chase Bank, N.A.	CHF	111	112,000	112,230	—	(230)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	CHF	293	294,000	294,820	—	(820)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	CHF	185	186,000	186,468	—	(468)
Expiring 01/25/19	Morgan Stanley & Co. International PLC	CHF	131	131,000	131,572	—	(572)
Expiring 01/25/19	UBS AG	CHF	200	203,000	201,939	1,061	—
Expiring 01/25/19	UBS AG	CHF	158	159,000	159,343	—	(343)
Expiring 01/25/19	UBS AG	CHF	107	108,000	107,853	147	—
Thai Baht,
Expiring 02/08/19	Citibank, N.A.	THB	11,639	354,000	354,925	—	(925)
Expiring 02/08/19	Citibank, N.A.	THB	9,295	282,000	283,450	—	(1,450)
Expiring 02/08/19	Citibank, N.A.	THB	5,934	180,000	180,948	—	(948)
Turkish Lira,
Expiring 12/07/18	BNP Paribas	TRY	687	125,000	131,267	—	(6,267)
Expiring 12/07/18	BNP Paribas	TRY	654	120,000	124,897	—	(4,897)
Expiring 12/07/18	BNP Paribas	TRY	639	120,000	122,007	—	(2,007)

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Forward foreign currency exchange contracts outstanding at November 30, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/07/18	Morgan Stanley & Co. International PLC	TRY	981	$ 186,000	$ 187,409	$ —	$ (1,409)
Expiring 12/07/18	UBS AG	TRY	581	103,000	111,063	—	(8,063)
				$56,625,943	$56,835,683	$ 351,695	$(561,435)
						$1,107,401	$(767,187)
Credit default swap agreements outstanding at November 30, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
3i Debt Management	12/07/18	1.000%(M)	3,198	*	$ 3,906	$—	$ 3,906	Goldman Sachs International
AMMC CLO Ltd.	12/07/18	1.000%(M)	1,186	*	1,448	—	1,448	Goldman Sachs International
Anchorage Capital CLO Ltd.	12/07/18	0.500%(M)	3,585	15.670%	2,190	—	2,190	Goldman Sachs International
Anchorage Capital CLO Ltd.	12/07/18	0.500%(M)	615	*	375	—	375	Goldman Sachs International
Arrowpoint CLO Ltd.	12/07/18	0.500%(M)	4,078	*	2,490	—	2,490	Goldman Sachs International
Arrowpoint CLO Ltd.	12/07/18	0.500%(M)	2,381	*	1,574	—	1,574	Goldman Sachs International
Bain Capital Credit LP	12/07/18	1.000%(M)	685	*	836	—	836	Goldman Sachs International
Banc of America Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Banc of America Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	$ 77	$—	$ 77	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
BlackRock	12/07/18	1.000%(M)	293	*	357	—	357	Goldman Sachs International
BlueMountain CLO Ltd.	12/07/18	1.000%(M)	395	*	482	—	482	Goldman Sachs International
BlueMountain CLO Ltd.	12/07/18	0.500%(M)	73	*	54	—	54	Goldman Sachs International
Carlyle	12/07/18	0.500%(M)	73	*	45	—	45	Goldman Sachs International
Chase Mortgage	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
CIFC	12/07/18	0.500%(M)	587	*	358	—	358	Goldman Sachs International
Citigroup Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Citigroup Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Citigroup Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	78	—	78	Goldman Sachs International

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Citigroup Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	$ 77	$—	$ 77	Goldman Sachs International
Citigroup Mortgage Loan Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
COMM Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Countrywide Alternative Loan Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
CSAM	12/07/18	0.500%(M)	88	*	54	—	54	Goldman Sachs International
Deutsche Bank Alta Mortgages	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Deutsche Bank Alta Mortgages	12/28/18	1.250%(M)	250	*	$ —	$—	$ —	Goldman Sachs International
Ellington CLO Ltd.	12/07/18	0.500%(M)	1,525	*	931	—	931	Goldman Sachs International
Ellington CLO Ltd.	12/07/18	1.000%(M)	953	7.000%	1,164	—	1,164	Goldman Sachs International
Ellington CLO Ltd.	12/07/18	1.000%(M)	858	*	1,048	—	1,048	Goldman Sachs International
Equity One Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Fortress Credit BSL Ltd. CLO	12/07/18	0.500%(M)	1,309	*	800	—	800	Goldman Sachs International
Fortress Credit BSL Ltd. CLO	12/07/18	0.500%(M)	845	*	516	—	516	Goldman Sachs International
Galaxy CLO Ltd.	12/07/18	1.000%(M)	472	*	576	—	576	Goldman Sachs International
GMAC Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Golub Capital Partners Fundings Ltd.	12/07/18	0.500%(M)	579	*	354	—	354	Goldman Sachs International
Greywolf CLO Ltd.	12/07/18	1.000%(M)	416	*	509	—	509	Goldman Sachs International

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	$ 77	$—	$ 77	Goldman Sachs International
GS Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
GS Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	60	—	60	Goldman Sachs International
GSO	12/07/18	0.500%(M)	147	*	90	—	90	Goldman Sachs International
GSR Mortgage Loan Trust	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Halcyon Access LLC	12/07/18	0.500%(M)	147	*	71	—	71	Goldman Sachs International
Hayfin	12/07/18	0.500%(M)	174	*	106	—	106	Goldman Sachs International
Highbridge	12/07/18	0.500%(M)	1,150	*	702	—	702	Goldman Sachs International
ICG U.S. CLO Ltd.	12/07/18	1.000%(M)	1,246	*	1,522	—	1,522	Goldman Sachs International
Invesco	12/07/18	1.000%(M)	558	7.000%	681	—	681	Goldman Sachs International
Invesco	12/07/18	0.500%(M)	168	*	103	—	103	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	12/27/18	1.250%(M)	515	*	$ 77	$—	$ 77	Goldman Sachs International
KVK CLO Ltd.	12/07/18	1.000%(M)	511	*	625	—	625	Goldman Sachs International
Lehman Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Lehman Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
MidOcean Credit CLO	12/07/18	0.500%(M)	1,487	*	908	—	908	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	60	—	60	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Morgan Stanley BAML Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Morgan Stanley Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
New Century Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
New Century Home Equity	12/28/18	1.250%(M)	250	*	$ —	$—	$ —	Goldman Sachs International
New Century Home Equity	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Octagon	12/07/18	0.500%(M)	1,066	*	651	—	651	Goldman Sachs International
Octagon	12/07/18	0.500%(M)	167	*	102	—	102	Goldman Sachs International
Octagon Investment Partners Ltd.	12/07/18	0.500%(M)	287	*	175	—	175	Goldman Sachs International
Octagon Investment Partners Ltd.	12/07/18	0.500%(M)	276	*	169	—	169	Goldman Sachs International
Octagon Investment Partners Ltd.	12/07/18	1.000%(M)	97	7.000%	119	—	119	Goldman Sachs International
Octagon Investment Partners Ltd.	12/07/18	1.000%(M)	86	*	106	—	106	Goldman Sachs International
RAAC Series	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Residential Asset Securities Corp.	12/28/18	1.250%(M)	250	*	—	—	—	Goldman Sachs International
Rothchild Corp.	12/07/18	0.500%(M)	129	*	79	—	79	Goldman Sachs International
RSource CLO	12/07/18	0.500%(M)	578	*	353	—	353	Goldman Sachs International
SEIX Investment Advisors	12/07/18	0.500%(M)	3,892	*	2,377	—	2,377	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
SEIX Investment Advisors	12/07/18	0.500%(M)	805	*	$ 492	$—	$ 492	Goldman Sachs International
Shackleton CLO Ltd.	12/07/18	1.000%(M)	259	*	317	—	317	Goldman Sachs International
Shenkman Capital	12/07/18	0.500%(M)	1,167	*	713	—	713	Goldman Sachs International
Sound Point CLO Ltd.	12/07/18	1.000%(M)	843	*	1,030	—	1,030	Goldman Sachs International
Steele Creek	12/07/18	1.000%(M)	784	*	957	—	957	Goldman Sachs International
Steele Creek	12/07/18	0.500%(M)	602	*	368	—	368	Goldman Sachs International
Steele Creek	12/07/18	0.500%(M)	590	*	360	—	360	Goldman Sachs International
Telos CLO Ltd.	12/07/18	0.500%(M)	950	*	580	—	580	Goldman Sachs International
TPG	12/07/18	0.500%(M)	1,804	*	2,203	—	2,203	Goldman Sachs International
Trimaran	12/07/18	1.000%(M)	658	9.580%	804	—	804	Goldman Sachs International
Trimaran	12/07/18	1.000%(M)	483	*	591	—	591	Goldman Sachs International
Venture CDO Ltd.	12/07/18	0.500%(M)	1,411	*	862	—	862	Goldman Sachs International
Venture CDO Ltd.	12/07/18	1.000%(M)	687	*	754	—	754	Goldman Sachs International

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Venture CDO Ltd.	12/07/18	1.000%(M)	117	*	$ 143	$—	$ 143	Goldman Sachs International
Voya	12/07/18	1.000%(M)	1,469	*	1,794	—	1,794	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	78	—	78	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/18	1.250%(M)	515	*	77	—	77	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	1,876	*	2,292	—	2,292	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	1,100	*	672	—	672	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	822	7.000%	1,004	—	1,004	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	537	*	328	—	328	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	503	*	307	—	307	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wind River CLO Ltd.	12/07/18	0.500%(M)	302	*	$ 184	$—	$ 184	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	136	*	167	—	167	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	136	*	167	—	167	Goldman Sachs International
Zais CDO	12/07/18	1.000%(M)	509	*	622	—	622	Goldman Sachs International
					$49,149	$—	$49,149

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)		Value at Trade Date		Value at November 30, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	80	0.496%		$ (6,044)		$1,192		$ 7,236
AT&T, Inc.	06/20/21	1.000%(Q)	80	0.562%		565		1,061		496
Barrick Gold Corp.	06/20/21	1.000%(Q)	80	0.260%		(2,093)		1,676		3,769
Devon Energy Corp.	06/20/20	1.000%(Q)	80	0.282%		(6,615)		1,094		7,709
Eastman Chemical Co.	06/20/21	1.000%(Q)	80	0.381%		757		1,408		651
					$(13,430)		$6,431		$19,861

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$ (2,043)	$ (2,474)	$ 431	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	160	(808)	(105)	(703)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	300	4,531	6,728	(2,197)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1,510	1,537	(27)	Bank of America, N.A.

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	06/20/28	1.000%(Q)	175	$20,616	$17,755	$ 2,861	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	35	476	220	256	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	408	476	(68)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	136	177	(41)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	136	163	(27)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	136	59	77	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	68	31	37	Citibank, N.A.
				$25,166	$24,567	$ 599

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	80	3.920%	$ (7,071)	$ (13,596)	$ 6,525	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q)	20	3.920%	(1,768)	(3,499)	1,731	Goldman Sachs International
Hellenic Republic	06/20/23	1.000%(Q)	100	4.276%	(12,167)	(9,787)	(2,380)	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.353%	957	(3,294)	4,251	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	640	0.823%	6,066	9,213	(3,147)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.823%	948	1,515	(567)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	110	0.823%	1,043	1,184	(141)	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	220	0.823%	2,085	2,547	(462)	Goldman Sachs International
Petroleos Mexicanos	12/20/18	1.000%(Q)	600	1.241%	1,153	284	869	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.993%	(42,724)	(71,287)	28,563	BNP Paribas

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.993%	$ (1,942)	$ (1,662)	$ (280)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.993%	(1,942)	(1,383)	(559)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.993%	(777)	(681)	(96)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.993%	(777)	(669)	(108)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.993%	(777)	(556)	(221)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	2.993%	(388)	(277)	(111)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	75	1.909%	(4,427)	(6,839)	2,412	Citibank, N.A.
Republic of Italy	06/20/20	1.000%(Q)	1,120	1.604%	(7,911)	(16,198)	8,287	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	280	1.973%	(5,971)	(5,814)	(157)	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	160	2.086%	(4,581)	(5,945)	1,364	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	300	2.376%	(15,873)	(18,070)	2,197	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	2.376%	(5,291)	(5,272)	(19)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	280	2.376%	(14,815)	(13,278)	(1,537)	Goldman Sachs International
Republic of Portugal	06/20/23	1.000%(Q)	860	0.885%	5,930	708	5,222	Bank of America, N.A.
Republic of Turkey	12/20/18	1.000%(Q)	200	2.736%	219	(3,222)	3,441	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.759%	(9,794)	(9,134)	(660)	Citibank, N.A.
					$(120,595)	$(175,012)	$54,417

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	275	$753	$3,126	$2,373

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	$(33,420)	$32,458	$(65,878)	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	*	$20,052	$ 12,886	$ 7,166	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	6,684	(33,444)	40,128	JPMorgan Securities LLC
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	6,684	(13,015)	19,699	Morgan Stanley & Co. International PLC
					$33,420	$(33,573)	$66,993
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at November 30, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
540	3 Month LIBOR(Q)	EUR	500	(0.216)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(20,030)	$—	$(20,030)
Interest rate swap agreements outstanding at November 30, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,815	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	$ —	$ 27,203	$ 27,203
BRL	245	01/02/25	12.050%(T)	1 Day BROIS(2)(T)	—	11,636	11,636
BRL	234	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	—	13,840	13,840

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Interest rate swap agreements outstanding at November 30, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	665	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	$ (1,595)	$ (388)	$ 1,207
EUR	860	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(2,029)	(2,242)	(213)
EUR	225	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	—	(1,125)	(1,125)
EUR	660	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	178	(3,576)	(3,754)
EUR	2,335	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(45,374)	(63,860)	(18,486)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(3,310)	(3,503)
EUR	430	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(1,158)	(7,700)	(6,542)
EUR	580	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	5,414	(4,131)	(9,545)
EUR	890	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	34,522	2,106	(32,416)
EUR	295	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(70)	(8,096)	(8,026)
EUR	90	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	3,242	1,243	(1,999)
EUR	25	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	239	(8)	(247)
EUR	135	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	6,042	3,405	(2,637)
EUR	470	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	19,312	9,215	(10,097)
EUR	400	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	4,795	4,795
EUR	400	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(4,537)	(4,537)
EUR	25	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	1,168	479	(689)
EUR	100	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	295	295
EUR	100	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,118)	(1,118)
EUR	170	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	370	370
EUR	170	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(252)	(252)

Interest rate swap agreements outstanding at November 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,770	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	$ —	$ 6,033	$ 6,033
30,900	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	29,910	175,568	145,658
3,435	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,289)	28,009	29,298
1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	15,472	17,025
785	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	8,905	8,905
4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,378	37,577	36,199
7,030	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	4,999	61,122	56,123
2,965	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	686	20,100	19,414
2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	23	10,890	10,867
3,740	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(130)	14,643	14,773
5,305	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	1,012	5,172	4,160
6,330	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,509	19,376	17,867
1,390	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	3,085	3,085
124,890	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	2,259,705	2,126,861	(132,844)
2,000	08/05/20	1.655%(S)	3 Month LIBOR(1)(Q)	—	35,658	35,658
1,500	11/06/20	1.572%(S)	3 Month LIBOR(1)(Q)	—	40,490	40,490
12,420	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	399,724	406,631	6,907
235	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(5,870)	(5,870)
190	05/11/22	1.982%(S)	3 Month LIBOR(1)(Q)	6,917	6,132	(785)
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	5,712	5,712
2,320	08/05/22	1.958%(S)	3 Month LIBOR(1)(Q)	(788)	72,057	72,845
150	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	2,239	2,239
185	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(8,065)	(8,065)
1,905	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	1,343	1,343
9,835	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(463,649)	(399,991)	63,658
850	08/28/23	2.842%(S)	3 Month LIBOR(1)(Q)	—	(914)	(914)
125	12/16/23	2.260%(S)	3 Month LIBOR(1)(Q)	(953)	3,342	4,295

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Interest rate swap agreements outstanding at November 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
490	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	$ 1,557	$ 18,044	$ 16,487
245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	8,571	8,522
630	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(5,773)	21,523	27,296
605	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(872)	20,069	20,941
3,312	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(21,163)	141,052	162,215
2,350	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	6,074	122,270	116,196
500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	18,873	18,873
5,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,484	189,590	172,106
735	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	27,447	25,656
65	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(3,566)	(3,566)
2,580	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	7,944	92,671	84,727
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	5,745	5,745
840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(7,671)	(7,671)
12,379	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(8,484)	(4,415)	4,069
7,485	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	5,905	(47,997)	(53,902)
9,423	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	438	(62,919)	(63,357)
850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	34,607	34,607
180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	10,038	10,038
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	11,119	11,119
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	16,716	12,523
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	83,869	82,502
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	20,995	20,995
525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	23,478	23,840

Interest rate swap agreements outstanding at November 30, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	150	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	$ —	$ 8,062	$ 8,062
	425	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(12,334)	(22,926)	(10,592)
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	7,124	7,124
	3,780	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(384,965)	(327,317)	57,648
	785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	57,004	53,926
	115	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(2,879)	(2,879)
	500	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(582)	43,790	44,372
	440	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(10,051)	(10,051)
	350	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	28,418	49,880	21,462
	860	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	4,087	(87,460)	(91,547)
	90	07/21/45	2.880%(S)	3 Month LIBOR(1)(Q)	—	3,904	3,904
	45	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	12,394	12,394
	50	05/11/47	2.570%(S)	3 Month LIBOR(1)(Q)	3,669	5,661	1,992
	330	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	11,241	11,241
	30	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	3,601	3,601
	30	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	3,122	3,122
	135	05/11/48	2.300%(S)	3 Month LIBOR(2)(Q)	(20,177)	(22,872)	(2,695)
	200	08/28/48	2.915%(S)	3 Month LIBOR(2)(Q)	—	(7,925)	(7,925)
ZAR	10,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(790)	(4,563)	(3,773)
					$1,888,137	$3,125,720	$1,237,583

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Unconstrained Bond Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Interest rate swap agreements outstanding at November 30, 2018 (continued):
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$1,520,701	$1,153,812
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 792,998	$ —
Collateralized Loan Obligations	—	19,356,386	—
Consumer Loans	—	2,230,758	—
Home Equity Loans	—	116,834	—
Other	—	249,982	—
Residential Mortgage-Backed Securities	—	5,670,314	—
Student Loans	—	1,060,627	—

Bank Loans	—	2,474,081	—
Commercial Mortgage-Backed Securities	—	8,441,704	—
Convertible Bond	—	210,920	—
Corporate Bonds	—	41,794,350	—
Residential Mortgage-Backed Securities	—	2,855,266	—
Sovereign Bonds	—	14,301,079	—
U.S. Treasury Obligations	—	11,243,843	—
Common Stocks	268,717	—	—
Affiliated Mutual Funds	23,983,470	—	—
Options Purchased	—	20,095	—
Options Written	—	(32,035)	(157)
Other Financial Instruments
Futures Contracts	77,947	—	—
OTC Forward Foreign Currency Exchange Contracts	—	340,214	—
Centrally Cleared Credit Default Swap Agreements	—	22,234	—

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Credit Default Swap Agreements	$ —	$ (95,429)	$49,149
OTC Currency Swap Agreement	—	(20,030)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,237,583	—
Total	$24,330,134	$112,271,774	$48,992
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities— Collateralized Loan Obligations	Options Written	Credit Default Swap Agreements
Balance as of 02/28/18	$1,209,575	$ —	$ 9,532
Realized gain (loss)	6,663	—	3,607
Change in unrealized appreciation (depreciation)	230	956	49,149
Purchases/Exchanges/Issuances	—	(1,113)	—
Sales/Paydowns	(500,750)	—	(13,139)
Accrued discounts/premiums	157	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	(715,875)	—	—
Balance as of 11/30/18	$ —	$ (157)	$ 49,149
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ 956	$ 49,149
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of November 30, 2018	Valuation Methodology	Unobservable Inputs
Options Written	$ (157)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	49,149	Market Approach	Single Broker Indicative Quote
	$48,992
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$715,875	L3 to L2	Cost to Evaluated Bid

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exhange)
Bovespa—Sao Palo Se Bovespa Index
BROIS—Brazil Overnight Index Swap
CAC40—French Stock Market Index
CDO—Collateralized Debt Obligation
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
DAX—German Stock Index
EMTN—Euro Medium Term Note
ETF—Exchange Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FTSE—Financial Times Stock Exchange
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
GO—General Obligation
IBEX—Spanish Stock Index
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
JSE—Johannesburg Stock Exchange
KOSPI—Korean Composite Stock Price Index
LIBOR—London Interbank Offered Rate
LME—London Metal Exchange
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OMXS30—Nordic Exchange Stockholm Index

OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRI—Primary Rate Interface
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
REITs—Real Estate Investment Trusts
S—Semiannual payment frequency for swaps
S&P—Standard & Poor
SGX—Singapore Exchange
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange
ULSD—Ultra-Low Sulfur Diesel
USOIS—United States Overnight Index Swap
WIG20—Warsaw Stock Exchange
WTI—West Texas Intermediate

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment

Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.